SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013 Director	Dec. 31, 2012	Jul. 02, 2012	Dec. 31, 2013 2008 Share Repurchase Program [Member]	Dec. 31, 2008 2008 Share Repurchase Program [Member]	Jan. 30, 2013 2008 Share Repurchase Program [Member]	Dec. 31, 2013 One Vote [Member] Director	Dec. 31, 2013 Seven Votes [Member] Director	Dec. 31, 2011 Minimum [Member]	Jul. 02, 2012 Maximum [Member]	Dec. 31, 2013 Original Shareholders [Member]	Dec. 31, 2013 Original Shareholders [Member] One Vote [Member]	Dec. 31, 2013 Original Shareholders [Member] Seven Votes [Member]	Dec. 31, 2013 Inversiones Los Avellanos S.A. [Member]	Dec. 31, 2013 Sparrow Company [Member]	Dec. 31, 2013 Sparrow CI Sub Ltd [Member]	Dec. 31, 2013 Hazels (Bahamas) Investments Inc. [Member]
Shareholders [Line Items]
Common stock, shares authorized (in shares)	250,000,000	250,000,000							100,000,000	250,000,000
Number of votes per share							1	7
Stock issued (in shares)											7,864,085	150,719	7,713,366	4,735,517	93,940,000	16,060,000	3,128,568
Shares outstanding (in shares)	140,419,487	140,419,487
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Ownership percentage by noncontrolling owners (in hundredths)	87.90%													3.40%	66.90%	11.40%	2.20%
Period considered for moving average price of common stock	180 days
Number of directors required for approval	6
Equity, Class of Treasury Stock [Line Items]
Shares authorized amount					$ 50,000
Common shares repurchased (in shares)						3,923,094
Cost of common shares repurchased				$ 19,488